Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.31

Exception Level
Run Date - XXX
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	2024110015	Compliance	Disclosures	Resolved	Resolved	XXX	Disclosures	* XXX List (Lvl R)	The XXX (XXX) dated XXX was not disclosed within XXX days of the application date, XXX. The defect can be resolved by providing evidence that shows the disclosure was provided within XXX-business days of application.	The application date is XXX and the required initial disclosures were due on XXX XXX due to the XXX. XXX was closed for business on XXX therefore the XXX date due was XXX.	XXX: Remains. Received rebuttal stating "We go off the print date of the bottom of the page which is XXX which is the same date of the which we sent the initial LE package".
The initial application was prepared on XXX. Therefore, the XXX (XXX) dated XXX was not disclosed within XXX days of the application date, XXX. The defect can be resolved by providing evidence that shows the disclosure was provided within XXX-business days of application date (XXX).

XXX Cleared. The information provided is sufficient to cure the violation.	XXX: Remains. Received rebuttal stating "We go off the print date of the bottom of the page which is XXX which is the same date of the which we sent the initial LE package".
The initial application was prepared on XXX. Therefore, the XXX (XXX) dated XXX was not disclosed within XXX days of the application date, XXX. The defect can be resolved by providing evidence that shows the disclosure was provided within XXX-business days of application date (XXX).

															XXX Cleared. The information provided is sufficient to cure the violation.
XXX	2024110015			Compliance	Disclosures	Resolved	Resolved	XXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	A revised disclosure was not provided to the consumer within XXX business days of the rate lock date, <enter lock date>. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within XXX business days.			XXX Cleared.	XXX Cleared.
XXX	2024110015	Compliance	Compliance	Resolved	Resolved	XXX	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XXX was not disclosed within XXX days of the application date, XXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.	XXX Received disclosure details screenshot.	XXX Remains. The Service Provider List issued on XXX was not disclosed within XXX days of the application date, XXX. As a result, fees that the borrower could shop for were tested under XXX% tolerance. The defect can be resolved by providing the XXX that was provided to the consumer within XXX business days of application (XXX).

XXX Remains, Received disclosure details XXX. This is not sufficient to clear the finding; it shows a disclosure sent in XXX mail, and loan details for XXX, Interest, XXX, loan amount, finance charge and application date. Finding Remains. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XXX was not disclosed within XXX days of the application date, XXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.

XXX Cleared. The information provided is sufficient to cure the violation.	XXX Remains. The Service Provider List issued on XXX was not disclosed within XXX days of the application date, XXX. As a result, fees that the borrower could shop for were tested under XXX% tolerance. The defect can be resolved by providing the XXX that was provided to the consumer within XXX business days of application (XXX).

XXX Remains, Received disclosure details XXX. This is not sufficient to clear the finding; it shows a disclosure sent in XXX mail, and loan details for XXX, Interest, XXX, loan amount, finance charge and application date. Finding Remains. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XXX was not disclosed within XXX days of the application date, XXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.

															XXX Cleared. The information provided is sufficient to cure the violation.
XXX	2024110015	Compliance	Compliance	Resolved	Resolved	XXX	TRID- XXX late	* TRID- XXX late (Lvl R)	The Service Provider List issued on XXX was not disclosed within XXX days of the application date, XXX. As a result, fees that the borrower could shop for were tested under XXX% tolerance. The defect can be resolved by providing the XXX that was provided to the consumer within XXX business days of application.	The application date is XXX and the required initial disclosures were due on XXX XXX due to the XXX. XXX was closed for business on XXX therefore the XXX date due was XXX.	XXX: Remains. Received rebuttal stating "We go off the print date of the bottom of the page which is XXX which is the same date of the which we sent the initial LE package".
The initial application was prepared on XXX. Therefore, the XXX List issued on XXX was not disclosed within XXX days of the application date, XXX. As a result, fees that the borrower could shop for were tested under XXX% tolerance. The defect can be resolved by providing the XXX that was provided to the consumer within XXX business days of application (XXX).

XXX Cleared. The information provided is sufficient to cure the violation.	XXX: Remains. Received rebuttal stating "We go off the print date of the bottom of the page which is XXX which is the same date of the which we sent the initial XXX".
The initial application was prepared on XXX. Therefore, the XXX List issued on XXX was not disclosed within XXX days of the application date, XXX. As a result, fees that the borrower could shop for were tested under XXX% tolerance. The defect can be resolved by providing the XXX that was provided to the consumer within XXX business days of application (XXX).

															XXX Cleared. The information provided is sufficient to cure the violation.
XXX	2024110015			Valuation	Valuation XXX	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within negative XXX% variance.			XXX Lender provided updated XXX, meets threshold. Issue resolved.	XXX Lender provided updated XXX, meets threshold. Issue resolved.
XXX	2024110015	Compliance	Compliance	Resolved	Resolved	XXX	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the Initial LE date test, revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on <enter date of change> did not reset the baseline: <enter fees>. The violation may be cured if documentation is provided showing the disclosure was delivered timely.	The application date is XXX and the required initial disclosures were due on XXX XXX due to the XXX. XXX was closed for business on XXX therefore the XXX date due was XXX.	XXX: Remains. Received rebuttal stating "We go off the print date of the bottom of the page which is XXX which is the same date of the which we sent the initial LE package".
The initial application was prepared on XXX. Therefore, the loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the Initial LE date test, revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been XXX timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered within XXX days of the initial application date (XXX).

XXX Cleared. The information provided is sufficient to cure the violation.	XXX: Remains. Received rebuttal stating "We go off the print date of the bottom of the page which is XXX which is the same date of the which we sent the initial XXX".
The initial application was prepared on XXX. Therefore, the loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the Initial LE date test, revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered XXX, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered within XXX days of the initial application date (XXX).

															XXX Cleared. The information provided is sufficient to cure the violation.
XXX	2024110040			Valuation	Valuation XXX	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file is missing document to support the appraised value.		XXX Client provided updated XXX. Issue resolved.	XXX - Client provided updated XXX. Issue Resolved.	XXX - Client provided updated XXX. Issue Resolved.
XXX	2024110048			Valuation	Valuation XXX	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within XXX% tolerance		XXX Post Close XXX returned a value and confidence score that supports the origination value.	XXX Resolved	XXX Resolved